Equity Accounted Investments - Teekay LNG-Marubeni Joint Venture - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2013
Schedule of Equity Method Investments [Line Items]
Refinancing of its short-term loan facilities by entering into long-term debt facilities	$ 1,791,226	$ 1,999,209
Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Refinancing of its short-term loan facilities by entering into long-term debt facilities	396,000		$ 963,000
Parent guarantee percent			52.00%
Teekay LNG-Marubeni Joint Venture | Teekay Lng
Schedule of Equity Method Investments [Line Items]
Carrying value of guarantee liability	$ 100	$ 200	$ 700